Liability under insurance contracts and reinsurance contracts - Summary of insurance contract liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		₩ (5,639)	₩ (10,654)
Insurance contract liabilities	[1]	51,124,991	48,334,232
Net insurance contract liabilities (assets) total		51,119,352	48,323,578
Reinsurance contract assets		184,754	88,353
Reinsurance contract liabilities		(98,063)	(93,240)
Total net reinsurance contract assets (liabilities)		86,691	(4,887)
Death [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	20,021,186	16,895,075
Net insurance contract liabilities (assets) total		20,021,186	16,895,075
Reinsurance contract assets		0	0
Reinsurance contract liabilities		(26,214)	(27,046)
Total net reinsurance contract assets (liabilities)		(26,214)	(27,046)
Health [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	5,556,614	5,347,357
Net insurance contract liabilities (assets) total		5,556,614	5,347,357
Reinsurance contract assets		0	0
Reinsurance contract liabilities		(71,844)	(66,075)
Total net reinsurance contract assets (liabilities)		(71,844)	(66,075)
Pension Savings [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	20,227,829	20,536,870
Net insurance contract liabilities (assets) total		20,227,829	20,536,870
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		0	0
Variable [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	5,157,827	5,445,493
Net insurance contract liabilities (assets) total		5,157,827	5,445,493
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		0	0
Others [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	0	5,001
Net insurance contract liabilities (assets) total		0	5,001
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		0	0
Complex [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	0	0
Net insurance contract liabilities (assets) total		0	0
Reinsurance contract assets		107,668	62,815
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		107,668	62,815
Long-term [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		(1,051)	(444)
Insurance contract liabilities	[1]	0	0
Net insurance contract liabilities (assets) total		(1,051)	(444)
Reinsurance contract assets		21	0
Reinsurance contract liabilities		0	(41)
Total net reinsurance contract assets (liabilities)		21	(41)
General [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		(4,588)	(10,210)
Insurance contract liabilities	[1]	160,346	102,921
Net insurance contract liabilities (assets) total		155,758	92,711
Reinsurance contract assets		77,065	25,538
Reinsurance contract liabilities		(5)	(78)
Total net reinsurance contract assets (liabilities)		77,060	25,460
Car [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	1,189	1,515
Net insurance contract liabilities (assets) total		1,189	1,515
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		₩ 0	₩ 0

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.